Document and Entity Information	Feb. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Feb. 19, 2020
Registrant Name	MML Series Investment Fund II
Entity Central Index Key	0001317146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 19, 2020
Document Effective Date	Feb. 19, 2020
Prospectus Date	May 01, 2019